The Tocqueville Fund
Schedule of Investments as of July 31, 2022
(Unaudited)
		Shares	Value
Common Stocks - 97.4%
Banks - 1.5%
Bank of America Corp.		120,000	$4,057,200
Capital Goods - 7.7%
Caterpillar, Inc.		25,000	4,956,250
Deere & Co.		20,000	6,863,600
Illinois Tool Works, Inc.		25,000	5,194,000
Parker-Hannifin Corp.		15,000	4,336,350
			21,350,200
Commercial & Professional Services - 2.8%
Republic Services, Inc.		40,000	5,546,400
Steelcase, Inc. - Class A		200,000	2,226,000
			7,772,400
Consumer Services - 2.4%
McDonald’s Corp.		25,000	6,584,250
Diversified Financials - 2.5%
The Charles Schwab Corp.		100,000	6,905,000
Energy - 7.7%
Cameco Corp. (a)		50,000	1,288,500
Chevron Corp.		40,000	6,551,200
Diamondback Energy, Inc.		40,000	5,120,800
Halliburton Co.		100,000	2,930,000
Occidental Petroleum Corp.		50,000	3,287,500
SM Energy Co.		50,000	2,064,000
			21,242,000
Food & Staples Retailing - 2.2%
Walmart, Inc.		45,000	5,942,250
Food, Beverage & Tobacco - 2.3%
The Coca-Cola Co.		100,000	6,417,000
Health Care Equipment & Services - 2.0%
Abbott Laboratories		50,000	5,442,000
Household & Personal Products - 5.4%
Colgate-Palmolive Co.		100,000	7,874,000
The Procter & Gamble Co.		50,000	6,945,500
			14,819,500
Insurance - 2.1%
Aflac, Inc.		100,000	5,730,000
Materials - 13.2%
BHP Group Ltd. - ADR (a)		50,000	2,752,000
Dow, Inc.		40,000	2,128,400
DuPont de Nemours, Inc.		25,000	1,530,750
Freeport-McMoRan, Inc.		100,000	3,155,000
Newmont Mining Corp.		60,000	2,716,800
Nutrien Ltd. (a)		50,000	4,283,000
Pan American Silver Corp. (a)		100,000	2,033,000
Sibanye Stillwater Ltd. - ADR (a)		150,000	1,491,000
Sonoco Products Co.		75,000	4,761,750
South32 Ltd. - ADR (a)		100,000	1,359,000
Vulcan Materials Co.		40,000	6,613,200
Wheaton Precious Metals Corp. (a)		100,000	3,430,000
			36,253,900
Media & Entertainment - 5.3%
Alphabet, Inc. - Class A (b)		80,000	9,305,600
The Walt Disney Co. (b)		50,000	5,305,000
			14,610,600
Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
Johnson & Johnson		20,000	3,490,400
Merck & Co., Inc.		100,000	8,934,000
Pfizer, Inc.		175,000	8,839,250
			21,263,650
Real Estate - 0.3%
Tejon Ranch Co. (b)		50,000	826,000
Retailing - 2.4%
Amazon.com, Inc. (b)		50,000	6,747,500
Semiconductors & Semiconductor Equipment - 8.8%
Applied Materials, Inc.		70,000	7,418,600
Intel Corp.		90,000	3,267,900
NVIDIA Corp.		35,000	6,357,050
QUALCOMM, Inc.		50,000	7,253,000
			24,296,550
Software & Services - 8.3%
Activision Blizzard, Inc.		25,000	1,998,750
Automatic Data Processing, Inc.		40,000	9,644,800
Microsoft Corp.		40,000	11,229,600
			22,873,150
Technology Hardware & Equipment - 4.0%
Apple, Inc.		67,500	10,969,425
Telecommunication Services - 1.7%
Verizon Communications, Inc.		100,000	4,619,000
Transportation - 1.0%
Delta Air Lines, Inc. (b)		90,000	2,862,000
Utilities - 6.1%
Dominion Energy, Inc.		50,000	4,099,000
NextEra Energy, Inc.		150,000	12,673,500
			16,772,500
Total Common Stocks (Cost $111,838,916)			268,356,075

Real Estate Investment Trust (REIT) - 2.3%
Real Estate - 2.3%
Weyerhaeuser Co.		175,000	6,356,000
Total Real Estate Investment Trust (Cost $3,359,579)			6,356,000

Short-Term Investment- 0.3%
Money Market Fund - 0.3%
Invesco Treasury Portfolio - Instutional Class, 1.59% (c)		908,282	908,282
Total Short-Term Investment (Cost $908,282)			908,282

Total Investments (Cost $116,106,777) - 100.0%			275,620,357
Other Assets in Excess of Liabilities - 0.0%			52,250
Total Net Assets - 100.0%			$275,672,607

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)			Foreign issued Security. Foreign Concentration (including ADR’s) was as follows: Canada 4.0%; Australia 1.5%; South Africa 0.5%.
(b)	Non-income producing security.
(c)	Rate listed is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The Accompanying Footnotes are an Integral Part of these Schedules of Investments.

1) Fair Valuation Measurements (Unaudited)

     The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

     When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security.  When using the mean between the latest bid and ask price, the security will be classified as Level 2.  Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 2.

     Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities. In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale. With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

     The following is a summary of the inputs used, as of July 31, 2022, involving the Funds’ assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

The Tocqueville Fund*
Assets
Common Stocks	$268,356,075	$-	$-	$268,356,075
Real Estate Investment Trusts (REITs)	6,356,000	-	-	6,356,000
Money Market Fund	908,282	-	-	908,282
Total Assets	$275,620,357	$-	$-	$275,620,357

* For further information regarding portfolio characteristics, please see the accompanying Schedule of Investments.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.